Schedule of Investments (unaudited)
June 30, 2024
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.(a)	2,301	$ 167,283
AeroVironment, Inc.(a)	1,943	353,937
Mercury Systems, Inc.(a)	3,582	96,678
Triumph Group, Inc.(a)	5,358	82,567
		700,465
Air Freight & Logistics — 0.3%
Forward Air Corp.	2,164	41,202
Hub Group, Inc., Class A	4,278	184,168
		225,370
Automobile Components — 1.4%
American Axle & Manufacturing Holdings, Inc.(a)	8,303	58,038
Dana, Inc.	9,065	109,868
Dorman Products, Inc.(a)	1,942	177,654
Fox Factory Holding Corp.(a)	2,887	139,124
Gentherm, Inc.(a)	2,196	108,307
LCI Industries	1,761	182,052
Patrick Industries, Inc.	1,472	159,786
Standard Motor Products, Inc.	1,277	35,411
XPEL, Inc.(a)	1,478	52,558
		1,022,798
Automobiles — 0.2%
Winnebago Industries, Inc.	2,016	109,267
Banks — 9.1%
Ameris Bancorp	4,586	230,905
Atlantic Union Bankshares Corp.	5,885	193,322
Axos Financial, Inc.(a)(b)	3,541	202,368
Banc of California, Inc.	9,645	123,263
BancFirst Corp.	1,040	91,208
Bancorp, Inc. (The)(a)(b)	3,407	128,648
Bank of Hawaii Corp.	2,432	139,135
BankUnited, Inc.	4,878	142,779
Banner Corp.	2,209	109,655
Berkshire Hills Bancorp, Inc.	2,573	58,664
Brookline Bancorp, Inc.	6,027	50,326
Capitol Federal Financial, Inc.	8,558	46,983
Cathay General Bancorp	4,582	172,833
Central Pacific Financial Corp.	1,392	29,510
City Holding Co.	981	104,231
Community Financial System, Inc.	3,562	168,162
Customers Bancorp, Inc.(a)	1,998	95,864
CVB Financial Corp.	9,224	159,022
Dime Community Bancshares, Inc.	2,419	49,348
Eagle Bancorp, Inc.	2,066	39,047
FB Financial Corp.	2,521	98,395
First BanCorp/Puerto Rico	9,775	178,785
First Bancorp/Southern Pines NC	2,834	90,461
First Commonwealth Financial Corp.	7,057	97,457
First Financial Bancorp	6,361	141,341
First Hawaiian, Inc.	9,000	186,840
Fulton Financial Corp.	12,282	208,548
Hanmi Financial Corp.	1,808	30,230
Heritage Financial Corp.	2,132	38,440
Hilltop Holdings, Inc.	3,267	102,192
Hope Bancorp, Inc.	8,125	87,263
Independent Bank Corp.	2,465	125,025
Independent Bank Group, Inc.	2,507	114,119
Lakeland Financial Corp.	1,720	105,814
National Bank Holdings Corp., Class A	2,488	97,156
NBT Bancorp, Inc.	3,182	122,825
Security	Shares	Value
Banks (continued)
Northfield Bancorp, Inc.	374	$ 3,546
Northwest Bancshares, Inc.	8,537	98,602
OFG Bancorp	3,183	119,203
Pacific Premier Bancorp, Inc.	6,379	146,526
Park National Corp.	1,011	143,906
Pathward Financial, Inc.	1,632	92,322
Preferred Bank	561	42,350
Provident Financial Services, Inc.	4,837	69,411
Renasant Corp.	3,776	115,319
S&T Bancorp, Inc.	2,594	86,614
Seacoast Banking Corp. of Florida	5,804	137,207
ServisFirst Bancshares, Inc.	3,435	217,058
Simmons First National Corp., Class A	8,467	148,850
Southside Bancshares, Inc.	1,951	53,867
Stellar Bancorp, Inc.	3,218	73,885
Tompkins Financial Corp.	835	40,832
Triumph Financial, Inc.(a)(b)	1,523	124,505
TrustCo Bank Corp.	1,094	31,474
Trustmark Corp.	3,466	104,119
United Community Banks, Inc.	8,263	210,376
Veritex Holdings, Inc.	3,671	77,421
WaFd, Inc.	4,565	130,468
Westamerica BanCorp	1,828	88,713
WSFS Financial Corp.	3,799	178,553
		6,695,291
Beverages — 0.2%
MGP Ingredients, Inc.	1,065	79,236
National Beverage Corp.	1,639	83,982
		163,218
Biotechnology — 1.5%
Alkermes PLC(a)	11,743	283,006
Arcus Biosciences, Inc.(a)(b)	3,833	58,377
Catalyst Pharmaceuticals, Inc.(a)	7,803	120,868
Dynavax Technologies Corp.(a)(b)	9,148	102,732
Ironwood Pharmaceuticals, Inc., Class A(a)	9,779	63,759
Myriad Genetics, Inc.(a)	6,317	154,514
REGENXBIO, Inc.(a)	3,180	37,206
Vericel Corp.(a)	3,399	155,946
Vir Biotechnology, Inc.(a)	6,094	54,237
Xencor, Inc.(a)	4,281	81,039
		1,111,684
Broadline Retail — 0.2%
Kohl’s Corp.	7,701	177,046
Building Products — 1.9%
American Woodmark Corp.(a)	1,106	86,932
Apogee Enterprises, Inc.	1,543	96,954
Armstrong World Industries, Inc.	3,057	346,175
AZZ, Inc.	2,075	160,294
Gibraltar Industries, Inc.(a)	2,123	145,532
Griffon Corp.	2,628	167,824
Hayward Holdings, Inc.(a)	8,869	109,089
Insteel Industries, Inc.	1,353	41,889
Quanex Building Products Corp.	2,308	63,816
Resideo Technologies, Inc.(a)	10,185	199,218
		1,417,723
Capital Markets — 2.0%
Artisan Partners Asset Management, Inc., Class A	4,951	204,328
B Riley Financial, Inc.(b)	1,199	21,150
Brightsphere Investment Group, Inc.	2,301	51,013
Cohen & Steers, Inc.	1,928	139,896

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Donnelley Financial Solutions, Inc.(a)	1,755	$ 104,633
Moelis & Co., Class A	3,352	190,595
Piper Sandler Cos.	1,169	269,069
PJT Partners, Inc., Class A	1,603	172,980
StoneX Group, Inc.(a)	1,957	147,382
Virtus Investment Partners, Inc.	505	114,054
WisdomTree, Inc.	8,216	81,420
		1,496,520
Chemicals — 2.5%
AdvanSix, Inc.	1,856	42,540
Balchem Corp.	2,273	349,928
Hawkins, Inc.	1,324	120,484
HB Fuller Co.	3,824	294,295
Ingevity Corp.(a)	2,365	103,374
Innospec, Inc.	1,751	216,406
Koppers Holdings, Inc.	1,481	54,782
Minerals Technologies, Inc.	2,264	188,274
Quaker Chemical Corp.	967	164,100
Sensient Technologies Corp.	2,940	218,119
Stepan Co.	1,472	123,589
		1,875,891
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	4,368	220,890
Brady Corp., Class A, NVS	3,093	204,200
Deluxe Corp.	3,053	68,570
Enviri Corp.(a)	5,618	48,483
GEO Group, Inc. (The)(a)	9,344	134,180
Healthcare Services Group, Inc.(a)	5,115	54,117
HNI Corp.	3,293	148,251
Interface, Inc., Class A	4,173	61,260
Liquidity Services, Inc.(a)(b)	1,523	30,429
Matthews International Corp., Class A	2,114	52,956
MillerKnoll, Inc.	4,993	132,265
OPENLANE, Inc.(a)	7,721	128,091
Pitney Bowes, Inc.	7,080	35,966
UniFirst Corp.	1,037	177,877
Viad Corp.(a)	1,488	50,592
		1,548,127
Communications Equipment — 0.9%
Calix, Inc.(a)	4,040	143,137
Digi International, Inc.(a)	2,539	58,219
Extreme Networks, Inc.(a)	9,044	121,642
Harmonic, Inc.(a)	8,070	94,984
NetScout Systems, Inc.(a)	5,006	91,560
Viasat, Inc.(a)(b)	5,243	66,586
Viavi Solutions, Inc.(a)	15,552	106,842
		682,970
Construction & Engineering — 1.3%
Arcosa, Inc.	3,385	282,343
Dycom Industries, Inc.(a)	2,024	341,570
Granite Construction, Inc.	3,080	190,867
MYR Group, Inc.(a)	1,163	157,831
		972,611
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	1,688	75,217
Encore Capital Group, Inc.(a)(b)	1,800	75,114
Enova International, Inc.(a)	1,916	119,271
Green Dot Corp., Class A(a)	875	8,269
Navient Corp.	6,066	88,321
PRA Group, Inc.(a)	2,806	55,166
Security	Shares	Value
Consumer Finance (continued)
PROG Holdings, Inc.	3,020	$ 104,734
World Acceptance Corp.(a)	256	31,636
		557,728
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The)	2,217	109,963
Chefs’ Warehouse, Inc. (The)(a)	2,474	96,758
PriceSmart, Inc.	1,726	140,151
SpartanNash Co.	2,211	41,479
United Natural Foods, Inc.(a)	4,122	53,998
		442,349
Containers & Packaging — 0.6%
Myers Industries, Inc.	2,568	34,360
O-I Glass, Inc.(a)	10,903	121,350
Sealed Air Corp.	7,224	251,323
		407,033
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.(a)	2,624	178,983
Frontdoor, Inc.(a)	5,423	183,243
Mister Car Wash, Inc.(a)(b)	6,573	46,800
Perdoceo Education Corp.	4,208	90,135
Strategic Education, Inc.	1,542	170,638
Stride, Inc.(a)	2,793	196,907
		866,706
Diversified REITs — 0.9%
Alexander & Baldwin, Inc.	5,205	88,277
American Assets Trust, Inc.	3,392	75,913
Armada Hoffler Properties, Inc.	4,622	51,258
Essential Properties Realty Trust, Inc.	12,248	339,392
Global Net Lease, Inc.	13,434	98,740
		653,580
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	2,909	164,184
Consolidated Communications Holdings, Inc.(a)	5,454	23,998
Lumen Technologies, Inc.(a)	71,109	78,220
Shenandoah Telecommunications Co.	3,495	57,073
		323,475
Electrical Equipment — 0.9%
Encore Wire Corp.	1,101	319,103
Powell Industries, Inc.	642	92,063
SunPower Corp.(a)(b)	5,970	17,671
Sunrun, Inc.(a)(b)	15,394	182,573
Vicor Corp.(a)	1,570	52,061
		663,471
Electronic Equipment, Instruments & Components — 4.8%
Advanced Energy Industries, Inc.	2,605	283,320
Arlo Technologies, Inc.(a)	6,765	88,216
Badger Meter, Inc.	2,044	380,899
Benchmark Electronics, Inc.	2,515	99,242
CTS Corp.	2,104	106,526
ePlus, Inc.(a)	1,861	137,118
Fabrinet(a)	2,513	615,157
Insight Enterprises, Inc.(a)	1,928	382,438
Itron, Inc.(a)	3,200	316,672
Knowles Corp.(a)	6,173	106,546
OSI Systems, Inc.(a)	1,085	149,209
PC Connection, Inc.	782	50,204
Plexus Corp.(a)	1,897	195,732
Rogers Corp.(a)	1,159	139,787
Sanmina Corp.(a)	3,851	255,129

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
ScanSource, Inc.(a)	1,728	$ 76,568
TTM Technologies, Inc.(a)	7,078	137,526
		3,520,289
Energy Equipment & Services — 1.2%
Archrock, Inc.	9,631	194,739
Bristow Group, Inc.(a)	1,681	56,364
Core Laboratories, Inc.(b)	3,257	66,085
Dril-Quip, Inc.(a)	2,345	43,617
Helix Energy Solutions Group, Inc.(a)	10,100	120,594
Liberty Energy, Inc., Class A	10,565	220,703
Nabors Industries Ltd.(a)	621	44,190
ProPetro Holding Corp.(a)	5,723	49,618
RPC, Inc.	5,658	35,362
U.S. Silica Holdings, Inc.(a)	5,449	84,187
		915,459
Entertainment — 0.5%
Cinemark Holdings, Inc.(a)(b)	7,427	160,572
Madison Square Garden Sports Corp., Class A(a)	1,162	218,607
		379,179
Financial Services — 1.9%
EVERTEC, Inc.	4,439	147,597
HA Sustainable Infrastructure Capital, Inc.	7,915	234,284
Jackson Financial, Inc., Class A	428	31,783
Mr. Cooper Group, Inc.(a)(b)	4,646	377,394
NMI Holdings, Inc., Class A(a)	5,622	191,373
Payoneer Global, Inc.(a)	17,309	95,892
Radian Group, Inc.	3,823	118,895
Walker & Dunlop, Inc.	2,358	231,556
		1,428,774
Food Products — 1.3%
B&G Foods, Inc.	5,418	43,777
Calavo Growers, Inc.	1,241	28,171
Cal-Maine Foods, Inc.	2,795	170,803
Fresh Del Monte Produce, Inc.	2,319	50,670
Hain Celestial Group, Inc. (The)(a)	6,276	43,367
J & J Snack Foods Corp.	1,075	174,548
John B Sanfilippo & Son, Inc.	609	59,177
Simply Good Foods Co. (The)(a)	6,346	229,281
Tootsie Roll Industries, Inc.	1,209	36,959
TreeHouse Foods, Inc.(a)	3,299	120,875
		957,628
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	1,535	163,017
Northwest Natural Holding Co.	2,560	92,442
		255,459
Ground Transportation — 0.4%
ArcBest Corp.	1,632	174,755
Heartland Express, Inc.	3,110	38,346
Marten Transport Ltd.	3,856	71,143
		284,244
Health Care Equipment & Supplies — 3.2%
Artivion, Inc.(a)	2,806	71,974
Avanos Medical, Inc.(a)	3,191	63,565
CONMED Corp.	2,135	147,998
Glaukos Corp.(a)	3,510	415,409
ICU Medical, Inc.(a)(b)	1,419	168,506
Inari Medical, Inc.(a)	3,592	172,955
Integer Holdings Corp.(a)	2,339	270,833
LeMaitre Vascular, Inc.	1,393	114,616
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Merit Medical Systems, Inc.(a)	4,049	$ 348,012
Omnicell, Inc.(a)	3,189	86,326
OraSure Technologies, Inc.(a)	378	1,610
STAAR Surgical Co.(a)	3,413	162,493
Tandem Diabetes Care, Inc.(a)(b)	4,497	181,184
UFP Technologies, Inc.(a)	491	129,560
Varex Imaging Corp.(a)(b)	2,802	41,273
		2,376,314
Health Care Providers & Services — 3.4%
AdaptHealth Corp.(a)(b)	5,434	54,340
Addus HomeCare Corp.(a)	1,227	142,467
AMN Healthcare Services, Inc.(a)	2,629	134,684
Astrana Health, Inc.(a)	2,937	119,125
CorVel Corp.(a)	633	160,953
Cross Country Healthcare, Inc.(a)	2,236	30,946
Ensign Group, Inc. (The)	3,932	486,349
Fulgent Genetics, Inc.(a)	1,468	28,802
National HealthCare Corp.	934	101,246
NeoGenomics, Inc.(a)	8,909	123,568
Owens & Minor, Inc.(a)	5,117	69,079
Patterson Cos., Inc.	5,532	133,432
Pediatrix Medical Group, Inc.(a)	5,778	43,624
Premier, Inc., Class A	7,087	132,314
Privia Health Group, Inc.(a)	7,174	124,684
RadNet, Inc.(a)	4,649	273,919
Select Medical Holdings Corp.	7,435	260,671
U.S. Physical Therapy, Inc.	1,039	96,024
		2,516,227
Health Care REITs — 0.8%
CareTrust REIT, Inc.	9,931	249,268
Community Healthcare Trust, Inc.	1,628	38,079
LTC Properties, Inc.	2,975	102,637
Medical Properties Trust, Inc.	41,748	179,934
Universal Health Realty Income Trust	829	32,447
		602,365
Health Care Technology — 0.4%
Certara, Inc.(a)(b)	7,511	104,027
HealthStream, Inc.	1,652	46,091
Schrodinger, Inc.(a)	3,852	74,498
Simulations Plus, Inc.	1,118	54,357
		278,973
Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc.	15,797	229,688
DiamondRock Hospitality Co.	14,941	126,251
Pebblebrook Hotel Trust(b)	8,503	116,916
Service Properties Trust	11,665	59,958
Summit Hotel Properties, Inc.	7,626	45,680
Sunstone Hotel Investors, Inc.	14,302	149,599
Xenia Hotels & Resorts, Inc.	7,235	103,678
		831,770
Hotels, Restaurants & Leisure — 2.0%
BJ’s Restaurants, Inc.(a)	1,652	57,324
Bloomin’ Brands, Inc.	6,026	115,880
Brinker International, Inc.(a)	3,114	225,422
Cheesecake Factory, Inc. (The)	3,264	128,243
Chuy’s Holdings, Inc.(a)	1,192	30,897
Cracker Barrel Old Country Store, Inc.	1,534	64,673
Dave & Buster’s Entertainment, Inc.(a)	2,274	90,528
Dine Brands Global, Inc.	1,079	39,060
Golden Entertainment, Inc.	1,516	47,163

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Jack in the Box, Inc.	1,337	$ 68,107
Monarch Casino & Resort, Inc.	895	60,976
Papa John’s International, Inc.	2,275	106,880
Sabre Corp.(a)	26,717	71,334
Shake Shack, Inc., Class A(a)	2,632	236,880
Six Flags Entertainment Corp.(a)	5,047	167,258
		1,510,625
Household Durables — 3.2%
Cavco Industries, Inc.(a)	539	186,586
Century Communities, Inc.	1,946	158,910
Ethan Allen Interiors, Inc.	1,557	43,425
Green Brick Partners, Inc.(a)	1,728	98,911
Installed Building Products, Inc.	1,639	337,110
La-Z-Boy, Inc.	2,939	109,566
LGI Homes, Inc.(a)	1,410	126,181
M/I Homes, Inc.(a)	1,938	236,707
Meritage Homes Corp.	2,529	409,319
Newell Brands, Inc.	26,583	170,397
Sonos, Inc.(a)	8,583	126,685
Tri Pointe Homes, Inc.(a)	6,638	247,265
Worthington Enterprises, Inc.	2,153	101,901
		2,352,963
Household Products — 0.7%
Central Garden & Pet Co.(a)	755	29,068
Central Garden & Pet Co., Class A, NVS(a)	3,680	121,550
Energizer Holdings, Inc.	4,607	136,091
WD-40 Co.	942	206,901
		493,610
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A	2,700	61,182
Clearway Energy, Inc., Class C	5,486	135,449
		196,631
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.	1,971	215,273
LXP Industrial Trust	20,435	186,367
		401,640
Insurance — 2.4%
Ambac Financial Group, Inc.(a)	3,192	40,921
AMERISAFE, Inc.	1,281	56,223
Assured Guaranty Ltd.	3,661	282,446
Employers Holdings, Inc.	1,465	62,453
Genworth Financial, Inc., Class A(a)	24,773	149,629
Goosehead Insurance, Inc., Class A(a)	1,756	100,865
HCI Group, Inc.	514	47,375
Horace Mann Educators Corp.	2,683	87,520
Lincoln National Corp.	8,576	266,714
Mercury General Corp.	1,877	99,744
Palomar Holdings, Inc.(a)	1,735	140,795
ProAssurance Corp.(a)	3,533	43,173
Safety Insurance Group, Inc.	904	67,827
SiriusPoint Ltd.(a)	6,475	78,995
Stewart Information Services Corp.	1,819	112,924
Trupanion, Inc.(a)	2,528	74,323
United Fire Group, Inc.	1,494	32,106
		1,744,033
Interactive Media & Services — 1.2%
Cargurus, Inc., Class A(a)	5,440	142,528
Cars.com, Inc.(a)	4,248	83,686
IAC, Inc.(a)	4,865	227,925
QuinStreet, Inc.(a)	3,675	60,968
Security	Shares	Value
Interactive Media & Services (continued)
Shutterstock, Inc.	1,637	$ 63,352
TripAdvisor, Inc.(a)	7,567	134,768
Yelp, Inc.(a)	4,682	173,000
		886,227
IT Services — 0.7%
DigitalOcean Holdings, Inc.(a)	3,749	130,278
DXC Technology Co.(a)	12,452	237,709
Perficient, Inc.(a)	2,445	182,861
		550,848
Leisure Products — 0.2%
Topgolf Callaway Brands Corp.(a)	9,824	150,307
Life Sciences Tools & Services — 0.2%
BioLife Solutions, Inc.(a)	2,550	54,647
Cytek Biosciences, Inc.(a)	6,703	37,403
Mesa Laboratories, Inc.	359	31,150
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	262	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	262	—
		123,200
Machinery — 5.1%
3D Systems Corp.(a)	9,423	28,929
Alamo Group, Inc.	713	123,349
Astec Industries, Inc.	1,574	46,685
Barnes Group, Inc.	3,519	145,722
Enerpac Tool Group Corp., Class A	3,793	144,817
Enpro, Inc.	1,459	212,387
ESCO Technologies, Inc.	1,779	186,866
Federal Signal Corp.	4,280	358,108
Franklin Electric Co., Inc.	2,756	265,458
Greenbrier Cos., Inc. (The)	2,172	107,623
Hillenbrand, Inc.	4,863	194,617
John Bean Technologies Corp.	2,200	208,934
Kennametal, Inc.	5,304	124,856
Lindsay Corp.	748	91,914
Mueller Industries, Inc.	7,910	450,395
Proto Labs, Inc.(a)	1,750	54,057
SPX Technologies, Inc.(a)	3,230	459,112
Standex International Corp.	821	132,304
Tennant Co.	1,315	129,449
Titan International, Inc.(a)	3,579	26,520
Trinity Industries, Inc.	5,693	170,334
Wabash National Corp.	3,051	66,634
		3,729,070
Marine Transportation — 0.4%
Matson, Inc.	2,387	312,625
Media — 0.8%
AMC Networks, Inc., Class A(a)	2,183	21,088
Cable One, Inc.	311	110,094
EchoStar Corp., Class A(a)	8,384	149,319
John Wiley & Sons, Inc., Class A	2,911	118,478
Scholastic Corp., NVS	1,714	60,795
TechTarget, Inc.(a)	1,801	56,137
Thryv Holdings, Inc.(a)	2,271	40,469
		556,380
Metals & Mining — 1.9%
ATI, Inc.(a)	8,677	481,140
Carpenter Technology Corp.	3,457	378,818
Century Aluminum Co.(a)	3,659	61,288
Compass Minerals International, Inc.	2,333	24,100
Haynes International, Inc.	877	51,480

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Kaiser Aluminum Corp.	1,108	$ 97,393
Materion Corp.	1,438	155,491
Metallus, Inc.(a)	2,728	55,296
Olympic Steel, Inc.	679	30,440
SunCoke Energy, Inc.	5,823	57,065
		1,392,511
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Apollo Commercial Real Estate Finance, Inc.	9,177	89,843
Arbor Realty Trust, Inc.(b)	9,722	139,511
ARMOUR Residential REIT, Inc.	3,371	65,330
Blackstone Mortgage Trust, Inc., Class A	12,042	209,772
Ellington Financial, Inc.	5,854	70,716
Franklin BSP Realty Trust, Inc.	5,639	71,051
KKR Real Estate Finance Trust, Inc.	4,043	36,589
New York Mortgage Trust, Inc.	6,443	37,627
PennyMac Mortgage Investment Trust	6,216	85,470
Ready Capital Corp.	10,633	86,978
Redwood Trust, Inc.	9,356	60,721
Two Harbors Investment Corp.	7,253	95,812
		1,049,420
Multi-Utilities — 0.1%
Unitil Corp.	1,142	59,144
Office REITs — 1.1%
Brandywine Realty Trust	12,170	54,521
Douglas Emmett, Inc.	9,580	127,510
Easterly Government Properties, Inc.	6,984	86,392
Highwoods Properties, Inc.	7,378	193,820
Hudson Pacific Properties, Inc.	8,898	42,799
JBG SMITH Properties	5,321	81,039
SL Green Realty Corp.	4,534	256,806
		842,887
Oil, Gas & Consumable Fuels — 0.6%
CVR Energy, Inc.	2,016	53,968
Dorian LPG Ltd.	2,365	99,235
Green Plains, Inc.(a)	4,373	69,356
Par Pacific Holdings, Inc.(a)	3,726	94,082
REX American Resources Corp.(a)	1,064	48,508
World Kinect Corp.	4,179	107,818
		472,967
Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	1,162	56,322
Mercer International, Inc.	3,187	27,217
Sylvamo Corp.	2,443	167,590
		251,129
Passenger Airlines — 1.1%
Alaska Air Group, Inc.(a)	8,860	357,944
Allegiant Travel Co.	994	49,929
JetBlue Airways Corp.(a)	23,761	144,704
SkyWest, Inc.(a)	2,825	231,848
Sun Country Airlines Holdings, Inc.(a)	2,611	32,794
		817,219
Personal Care Products — 0.5%
Edgewell Personal Care Co.	3,434	138,013
Inter Parfums, Inc.	1,247	144,689
Nu Skin Enterprises, Inc., Class A	3,426	36,110
USANA Health Sciences, Inc.(a)	754	34,111
		352,923
Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals, Inc.(a)(b)	2,633	105,320
Security	Shares	Value
Pharmaceuticals (continued)
ANI Pharmaceuticals, Inc.(a)	1,061	$ 67,564
Collegium Pharmaceutical, Inc.(a)	2,265	72,933
Corcept Therapeutics, Inc.(a)(b)	6,354	206,441
Harmony Biosciences Holdings, Inc.(a)	2,194	66,193
Innoviva, Inc.(a)	3,724	61,074
Ligand Pharmaceuticals, Inc.(a)(b)	1,174	98,921
Organon & Co.	17,855	369,599
Pacira BioSciences, Inc.(a)(b)	3,186	91,151
Phibro Animal Health Corp., Class A	1,410	23,646
Prestige Consumer Healthcare, Inc.(a)	3,474	239,185
Supernus Pharmaceuticals, Inc.(a)	3,842	102,774
		1,504,801
Professional Services — 1.1%
CSG Systems International, Inc.	1,939	79,829
Heidrick & Struggles International, Inc.	1,391	43,928
Kelly Services, Inc., Class A, NVS	2,257	48,322
Korn Ferry	3,650	245,061
NV5 Global, Inc.(a)	884	82,185
Resources Connection, Inc.	354	3,908
Verra Mobility Corp., Class A(a)	11,653	316,962
		820,195
Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC(a)	10,164	105,706
eXp World Holdings, Inc.	5,430	61,277
Kennedy-Wilson Holdings, Inc.	8,148	79,199
Marcus & Millichap, Inc.	1,730	54,530
St. Joe Co. (The)	2,512	137,406
		438,118
Residential REITs — 0.4%
Centerspace	1,036	70,065
Elme Communities	6,163	98,176
NexPoint Residential Trust, Inc.	1,573	62,149
Veris Residential, Inc.	5,737	86,055
		316,445
Retail REITs — 2.0%
Acadia Realty Trust	7,289	130,619
Getty Realty Corp.	3,367	89,764
Macerich Co. (The)	15,183	234,426
Phillips Edison & Co., Inc.	8,535	279,180
Retail Opportunity Investments Corp.	8,893	110,540
Saul Centers, Inc.	829	30,482
SITE Centers Corp.	12,576	182,352
Tanger, Inc.	7,735	209,696
Urban Edge Properties	8,286	153,042
Whitestone REIT	3,466	46,132
		1,466,233
Semiconductors & Semiconductor Equipment — 3.3%
Alpha & Omega Semiconductor Ltd.(a)	1,611	60,203
Axcelis Technologies, Inc.(a)	2,257	320,923
CEVA, Inc.(a)	1,636	31,558
Cohu, Inc.(a)	3,242	107,310
Diodes, Inc.(a)	3,192	229,601
FormFactor, Inc.(a)	5,383	325,833
Ichor Holdings Ltd.(a)	2,353	90,708
Kulicke & Soffa Industries, Inc.	3,875	190,611
MaxLinear, Inc.(a)	5,261	105,957
PDF Solutions, Inc.(a)	2,129	77,453
Photronics, Inc.(a)	4,409	108,770
Semtech Corp.(a)(b)	4,502	134,520
SiTime Corp.(a)(b)	1,225	152,366

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SMART Global Holdings, Inc.(a)	3,631	$ 83,041
SolarEdge Technologies, Inc.(a)	3,982	100,585
Ultra Clean Holdings, Inc.(a)	3,138	153,762
Veeco Instruments, Inc.(a)(b)	3,955	184,738
		2,457,939
Software — 4.3%
A10 Networks, Inc.	4,856	67,256
ACI Worldwide, Inc.(a)	7,407	293,243
Adeia, Inc.	7,604	85,051
Agilysys, Inc.(a)	1,400	145,796
Alarm.com Holdings, Inc.(a)	3,497	222,199
BlackLine, Inc.(a)	3,573	173,112
Box, Inc., Class A(a)	10,048	265,669
DoubleVerify Holdings, Inc.(a)	9,782	190,456
Envestnet, Inc.(a)	1,946	121,800
InterDigital, Inc.	1,748	203,747
LiveRamp Holdings, Inc.(a)	4,627	143,159
Marathon Digital Holdings, Inc.(a)	18,968	376,515
N-able, Inc.(a)	4,871	74,185
NCR Voyix Corp.(a)	9,607	118,647
Progress Software Corp.	2,905	157,625
Sprinklr, Inc., Class A(a)	8,339	80,221
SPS Commerce, Inc.(a)	2,582	485,829
		3,204,510
Specialized REITs — 0.6%
Four Corners Property Trust, Inc.	6,181	152,485
Outfront Media, Inc.	10,214	146,060
Safehold, Inc.	3,160	60,957
Uniti Group, Inc.	16,801	49,059
		408,561
Specialty Retail — 4.9%
Abercrombie & Fitch Co., Class A(a)	3,554	632,043
Advance Auto Parts, Inc.	4,142	262,313
American Eagle Outfitters, Inc.	12,937	258,222
Asbury Automotive Group, Inc.(a)	1,401	319,246
Boot Barn Holdings, Inc.(a)	2,115	272,687
Buckle, Inc. (The)	2,050	75,727
Caleres, Inc.	2,335	78,456
Designer Brands, Inc., Class A	3,008	20,545
Foot Locker, Inc.	5,705	142,169
Group 1 Automotive, Inc.	920	273,498
Guess?, Inc.	1,894	38,638
Haverty Furniture Cos., Inc.	889	22,483
Hibbett, Inc.	837	72,995
Leslie’s, Inc.(a)	12,849	53,837
MarineMax, Inc.(a)	1,385	44,832
Monro, Inc.	2,014	48,054
National Vision Holdings, Inc.(a)	5,471	71,615
ODP Corp. (The)(a)	2,225	87,376
Sally Beauty Holdings, Inc.(a)	7,182	77,063
Shoe Carnival, Inc.	1,243	45,854
Signet Jewelers Ltd.	3,110	278,594
Sonic Automotive, Inc., Class A	1,032	56,213
Upbound Group, Inc.	3,102	95,231
Urban Outfitters, Inc.(a)	3,941	161,778
Victoria’s Secret & Co.(a)	5,444	96,195
		3,585,664
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc.(a)	3,014	$ 33,275
Xerox Holdings Corp.	7,908	91,891
		125,166
Textiles, Apparel & Luxury Goods — 1.5%
G-III Apparel Group Ltd.(a)	2,803	75,877
Hanesbrands, Inc.(a)	24,524	120,903
Kontoor Brands, Inc.	3,467	229,342
Movado Group, Inc.	1,019	25,333
Oxford Industries, Inc.	1,013	101,452
Steven Madden Ltd.	4,778	202,110
VF Corp.	22,916	309,366
Wolverine World Wide, Inc.	5,591	75,590
		1,139,973
Trading Companies & Distributors — 1.7%
Air Lease Corp., Class A	7,241	344,165
Boise Cascade Co.	2,758	328,809
DNOW, Inc.(a)	7,426	101,959
DXP Enterprises, Inc.(a)(b)	914	41,898
GMS, Inc.(a)	2,789	224,821
Rush Enterprises, Inc., Class A	4,289	179,580
		1,221,232
Water Utilities — 0.8%
American States Water Co.	2,589	187,884
California Water Service Group	4,030	195,415
Middlesex Water Co.	1,250	65,325
SJW Group	2,005	108,711
		557,335
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(a)	4,302	41,385
Telephone & Data Systems, Inc.	6,868	142,374
		183,759
Total Long-Term Investments — 97.7% (Cost: $68,459,596)		72,136,294
Short-Term Securities
Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(d)(e)(f)	2,893,359	2,894,516
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	1,627,304	1,627,304
Total Short-Term Securities — 6.1% (Cost: $4,521,212)		4,521,820
Total Investments — 103.8% (Cost: $72,980,808)		76,658,114
Liabilities in Excess of Other Assets — (3.8)%		(2,778,780)
Net Assets — 100.0%		$ 73,879,334
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P Small-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,022,533	$ 872,253(a)	$ —	$ (229)	$ (41)	$ 2,894,516	2,893,359	$ 4,368(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,555,741	—	(928,437)(a)	—	—	1,627,304	1,627,304	22,806	—
				$ (229)	$ (41)	$ 4,521,820		$ 27,174	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	15	09/20/24	$ 155	$ 1,751
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/18/26–08/19/26	$ 328,801	$ 10,599(c)	$ 339,914	0.4%
	Monthly	HSBC Bank PLC(d)	02/09/28	545,068	14,282(e)	561,041	0.7
	Monthly	JPMorgan Chase Bank NA(f)	02/10/25	681,822	2,466(g)	686,184	0.9
					$ 27,347	$ 1,587,139
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(514) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(1,691) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(1,896) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-500 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P Small-Cap ETF
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates August 18, 2026 to August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp.	217	$ 7,128	2.1%
Bank of Hawaii Corp.	253	14,474	4.2
BankUnited, Inc.	341	9,981	2.9
Banner Corp.	67	3,326	1.0
Berkshire Hills Bancorp, Inc.	72	1,642	0.5
Central Pacific Financial Corp.	11	233	0.1
City Holding Co.	35	3,719	1.1
First BanCorp/Puerto Rico	1,188	21,728	6.4
First Financial Bancorp	177	3,933	1.1
Hanmi Financial Corp.	96	1,605	0.5
Independent Bank Corp.	71	3,601	1.1
National Bank Holdings Corp., Class A	72	2,812	0.8
NBT Bancorp, Inc.	3	116	0.0
Preferred Bank	82	6,190	1.8
Provident Financial Services, Inc.	399	5,726	1.7
WSFS Financial Corp.	345	16,215	4.8
		102,429
Commercial Services & Supplies
Pitney Bowes, Inc.	983	4,994	1.5
Consumer Finance
Bread Financial Holdings, Inc.	786	35,024	10.3
Financial Services
Jackson Financial, Inc., Class A	248	18,417	5.4
Radian Group, Inc.	891	27,710	8.2
		46,127
Insurance
Horace Mann Educators Corp.	73	2,381	0.7
Safety Insurance Group, Inc.	1	75	0.0
Stewart Information Services Corp.	69	4,284	1.3
		6,740
Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	3,303	47,398	13.9
Software
Envestnet, Inc.	1,553	97,202	28.6
Net Value of Reference Entity — Goldman Sachs Bank USA		$339,914
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 9, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp.	59	$ 1,938	0.3%
Bancorp, Inc. (The)	88	3,323	0.6
Bank of Hawaii Corp.	84	4,806	0.9
BankUnited, Inc.	4	117	0.0
Banner Corp.	105	5,212	0.9
Berkshire Hills Bancorp, Inc.	438	9,986	1.8
Cathay General Bancorp	88	3,319	0.6
Central Pacific Financial Corp.	107	2,268	0.4
City Holding Co.	5	531	0.1
First Commonwealth Financial Corp.	59	815	0.1
First Financial Bancorp	188	4,177	0.7
Fulton Financial Corp.	173	2,938	0.5
Hanmi Financial Corp.	94	1,572	0.3
Heritage Financial Corp.	147	2,650	0.5
Hope Bancorp, Inc.	429	4,608	0.8
Independent Bank Corp.	394	19,984	3.6
Lakeland Financial Corp.	61	3,753	0.7
NBT Bancorp, Inc.	82	3,165	0.6
OFG Bancorp	157	5,880	1.1
Pacific Premier Bancorp, Inc.	345	7,925	1.4
Pathward Financial, Inc.	74	4,186	0.7
Renasant Corp.	23	702	0.1
Simmons First National Corp., Class A	244	4,289	0.8
Trustmark Corp.	846	25,414	4.5
WSFS Financial Corp.	24	1,128	0.2
		124,686
Capital Markets
Artisan Partners Asset Management, Inc., Class A	79	3,260	0.6
Moelis & Co., Class A	1,669	94,900	16.9
		98,160
Commercial Services & Supplies
Pitney Bowes, Inc.	3,011	15,296	2.7
Consumer Finance
Bread Financial Holdings, Inc.	273	12,165	2.2
Enova International, Inc.	40	2,490	0.4
Green Dot Corp., Class A	374	3,534	0.6
		18,189
Containers & Packaging
Sealed Air Corp.	938	32,633	5.8
Diversified Consumer Services
Perdoceo Education Corp.	387	8,289	1.5
Financial Services
Radian Group, Inc.	5,829	181,282	32.3
Insurance
Employers Holdings, Inc.	289	12,320	2.2
Genworth Financial, Inc., Class A	1,966	11,875	2.1
Horace Mann Educators Corp.	83	2,708	0.5

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P Small-Cap ETF
	Shares	Value	% of Basket Value
Insurance (continued)
Lincoln National Corp.	731	$ 22,734	4.0%
ProAssurance Corp.	41	501	0.1
Safety Insurance Group, Inc.	103	7,728	1.4
Stewart Information Services Corp.	41	2,545	0.5
		60,411
Office REITs
Douglas Emmett, Inc.	1,343	17,875	3.2
JBG SMITH Properties	169	2,574	0.5
		20,449
Oil, Gas & Consumable Fuels
Green Plains, Inc.	88	1,396	0.3
Software
Envestnet, Inc.	4	250	0.0
Net Value of Reference Entity — HSBC Bank PLC		$561,041
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp.	100	$ 3,285	0.5%
Bancorp, Inc. (The)	116	4,380	0.6
Cathay General Bancorp	385	14,522	2.1
Central Pacific Financial Corp.	363	7,696	1.1
Community Financial System, Inc.	86	4,060	0.6
First BanCorp/Puerto Rico	900	16,461	2.4
	Shares	Value	% of Basket Value
Banks (continued)
Fulton Financial Corp.	345	$ 5,858	0.9%
National Bank Holdings Corp., Class A	13	508	0.1
Pathward Financial, Inc.	63	3,564	0.5
Preferred Bank	199	15,023	2.2
Provident Financial Services, Inc.	3,762	53,985	7.9
Renasant Corp.	145	4,428	0.6
United Community Banks, Inc.	13	331	0.1
Veritex Holdings, Inc.	104	2,193	0.3
WSFS Financial Corp.	47	2,209	0.3
		138,503
Consumer Finance
Bread Financial Holdings, Inc.	715	31,860	4.7
Green Dot Corp., Class A	2,118	20,015	2.9
		51,875
Containers & Packaging
Sealed Air Corp.	1,985	69,058	10.1
Financial Services
Jackson Financial, Inc., Class A	4,096	304,169	44.3
Payoneer Global, Inc.	363	2,011	0.3
		306,180
Insurance
Genworth Financial, Inc., Class A	4,107	24,806	3.6
Lincoln National Corp.	2,562	79,678	11.6
		104,484
Office REITs
Douglas Emmett, Inc.	718	9,557	1.4
JBG SMITH Properties	314	4,782	0.7
		14,339
Oil, Gas & Consumable Fuels
Green Plains, Inc.	110	1,745	0.2
Net Value of Reference Entity — JPMorgan Chase Bank NA		$686,184

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® ESG Screened S&P Small-Cap ETF
Fair Value Hierarchy as of Period End (continued)
policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 72,136,294	$ —	$ —	$ 72,136,294
Short-Term Securities
Money Market Funds	4,521,820	—	—	4,521,820
	$ 76,658,114	$ —	$ —	$ 76,658,114
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,751	$ 24,881	$ —	$ 26,632
Liabilities
Equity Contracts	—	2,466	—	2,466
	$ 1,751	$ 27,347	$ —	$ 29,098
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust